Basis of preparation and significant accounting policies - Hyperinflation (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2003
Basis of preparation and accounting policies [abstract]
Level of price index	1,128.45	686.95	100
Change for the period	0.6427